Finance Leases	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Finance Leases
17.	FINANCE LEASES

In 2009-2013, several subsidiaries of the Group entered into agreements with third parties for the lease of transport and production equipment. The leases were classified as finance (capital) leases in accordance with FASB ASC 840, “Leases” (“ASC 840”), as they contain a bargain purchase option and the title to the leased equipment transfers to the lessee at the end of the lease term.

As of December 31, 2013 and 2012, the net book value of the leased assets was as follows:

	December 31, 2013	December 31, 2012
Transport equipment and vehicles	592,371	562,092
Operating machinery and equipment	168,779	160,017
Construction in progress	540	13,989
Less: accumulated depreciation	(173,284)	(117,224)

Net value of property, plant and equipment, obtained under capital lease agreements	588,406	618,874

The carrying amount and maturities of capital lease liabilities as of December 31, 2013 were as follows:

	Total payable	Interest	Net payable
Payable in 2014	174,182	(51,367)	122,815
Payable in 2015	139,489	(34,612)	104,877
Payable in 2016	95,040	(22,313)	72,727
Payable in 2017	76,498	(12,759)	63,739
Payable in 2018	59,640	(4,169)	55,471
Payable thereafter	73	(2)	71

Total capital lease liabilities	544,922	(125,222)	419,700

The discount rate used for the calculation of the present value of minimum lease payments equals the implicit rate for the lessor and varies on different groups of equipment from 7.0% p.a. to 16.4% p.a. (U.S. dollar-denominated contracts), from 7.6% p.a. to 26.4% p.a. (euro-denominated contracts) and from 5.3% p.a. to 26.3% p.a. (ruble-denominated contracts). Interest expense charged to the accompanying Group’s statements of operations and comprehensive income (loss) in 2013 and 2012 amounted to $62,730 and $69,388, respectively.

In 2011-2013, the Group signed several finance lease contracts under which leased property was expected to be received in 2014-2019. The total amount of commitments under these lease contracts as of December 31, 2013 is equal to $86,317.